Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
3. Goodwill and Other Intangible Assets
Intangible assets with finite lives are amortized on a straight-line basis over the estimated useful life of the assets. Amortizable intangible assets consist of value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), trade names and technology. VODA represents the present value of expected future profits associated with the expected future business derived from distribution relationships in existence as of the Merger Date. VOCRA represents the present value of the expected future profits associated with the Company's group insurance business in-force in the Benefits segment as of the Merger Date, including the value of renewals associated with this business. Identified intangible assets were valued using the excess earnings method, relief from royalty method or cost approach, as appropriate.
Other intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant change in the extent or manner in which an asset is used or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. Impairment is only recorded if the asset’s carrying amount is not recoverable through its undiscounted future cash flows. If an impairment exists, the amount is measured as the difference between the carrying amount and fair value.
The following table sets forth the gross carrying amounts and accumulated amortization for identified intangible assets as of December 31, 2018 and 2017:

		As of December 31, 2018		As of December 31, 2017
	Useful Life on Acquisition Date	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	35 years	$782.0	$(66.2)	$782.0	$(43.5)
VOCRA	10 years	361.8	(105.5)	361.8	(69.4)
Trade names	17 years	190.0	(32.6)	190.0	(21.4)
Technology	5 years	72.0	(42.0)	72.0	(27.6)
Total intangible assets subject to amortization	24.3 years	1,405.8	(246.3)	1,405.8	(161.9)
Insurance licenses	Indefinite	11.0	—	11.0	—
Total intangible assets		$1,416.8	$(246.3)	$1,416.8	$(161.9)

The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2019	$84.5
2020	84.5
2021	70.9
2022	69.6
2023	69.6

Goodwill
Goodwill represents the acquisition price in excess of the fair value of net assets acquired in the Merger, including identifiable intangible assets, and reflects the Company’s future growth potential, assembled workforce and other sources of value not associated with identifiable assets. The Company's goodwill balance was assigned to its reporting units, which are the same as the Company's segments (Benefits, Retirement and Individual Life). Refer to Note 12 for additional information regarding our segments. The goodwill recognized is not deductible for tax purposes.
The following table presents the Company's goodwill by segment:

	As of December 31, 2018	As of December 31, 2017
Segment goodwill:
Benefits	$308.0	$308.0
Retirement	249.0	249.0
Individual Life	6.0	6.0
Total goodwill	$563.0	$563.0

The Company has elected not to amortize goodwill, and reviews for impairment at least annually, as of July 1, or more frequently if there are indicators of impairment, with consideration given to financial performance and estimates of the future profitability of the associated lines of business. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test.
The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that an impairment exists. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, the Company moves on to a quantitative impairment test. The Company may also elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test instead.
In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a discounted cash flow and/or market valuation approach. The discounted cash flow valuation approach requires significant judgments and assumptions about the level of economic capital required to support the mix of business, long-term growth rates, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. If the fair value is lower than the carrying amount, the Company determines the implied fair value of goodwill and records an impairment equal to the excess of the existing goodwill balance over the implied fair value.
During 2018, the Company performed its annual impairment assessment of goodwill and determined that goodwill was not impaired.